Unit Activity	12 Months Ended
Dec. 31, 2023
Unit Activity
Unit Activity

23) Unit Activity

The following table shows the movement in number of common units, Class B Units, general partner units and Series A Preferred Units from December 31, 2021 until December 31, 2023:

				Convertible
			General Partner	Preferred
(in units)	Common Units	Class B Units	Units	Units
December 31, 2021	33,708,541	588,945	640,278	3,541,666
February 10, 2022: Quarterly conversion of Class B Units	84,135	(84,135)	—	—
May 12, 2022: Quarterly conversion of Class B Units	84,135	(84,135)	—	—
August 11, 2022: Quarterly conversion of Class B Units	84,135	(84,135)	—	—
November 9, 2022: Quarterly conversion of Class B Units	84,135	(84,135)	—	—
December 31, 2022	34,045,081	252,405	640,278	3,541,666
February 9, 2023: Quarterly conversion of Class B Units	—	—	—	—
May 11, 2023: Quarterly conversion of Class B Units	—	—	—	—
August 10, 2023: Quarterly conversion of Class B Units	—	—	—	—
November 9, 2023: Quarterly conversion of Class B Units	—	—	—	—
December 31, 2023	34,045,081	252,405	640,278	3,541,666

On February 10, 2022, 84,135 Class B units were converted to common units on a one-to-one basis pursuant to the Partnership Agreement.

On May 12, 2022, 84,135 Class B units were converted to common units on a one-to-one basis pursuant to the Partnership Agreement.

On August 11, 2022, 84,135 Class B units were converted to common units on a one-to-one basis pursuant to the Partnership Agreement.

On November 9, 2022, 84,135 Class B units were converted to common units on a one-to-one basis pursuant to the Partnership Agreement.